Related Parties Balances and Transactions (Details) - Related Party [Member] - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Related Parties Balances and Transactions [Line Items]
Due to a related party	$ 1,058,818	$ 362,550
Revenue		$ 86,582	$ 310,465